SCHEDULE OF NOTES PAYABLE AND OTHER DEBT (Details) Bed in Thousands, $ in Thousands			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended
		Sep. 30, 2021	Mar. 31, 2022 USD ($) Facility Bed		Jun. 30, 2022 USD ($) Facility Bed		Sep. 30, 2022 USD ($) Facility Bed		Dec. 31, 2021 USD ($) Facility Bed		Dec. 31, 2021 USD ($) Facility		Aug. 13, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Subtotal			$ 54,157		$ 53,927		$ 53,804		$ 54,178		$ 54,178			$ 55,824
Deferred financing costs			(1,156)		(1,135)		(1,115)		(1,177)		(1,177)			(1,250)
Unamortized discount on bonds			(124)		(122)		(121)		(125)		(125)			(135)
Notes payable and other debt			$ 52,877		52,670		$ 52,568		52,876		$ 52,876			54,439
Number of licensed beds | Bed			126				126
Number of skilled nursing facilities | Facility											2
Notes payable and other debt			$ 52,877		52,670		$ 52,568		52,876		$ 52,876			54,439
Other Debt [Member]
Debt Instrument [Line Items]
Subtotal			980		1,275		1,563		594		594			822
Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Prepayment penalties capped percentage in second year		4.00%
Key Bank [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Subtotal			$ 495	[1]	$ 495		$ 495	[2]	$ 495	[1],[2],[3]	$ 495	[1],[2],[3]		495	[3]
Maturity date			Aug. 25, 2023	[1]	Aug. 25, 2023				Aug. 25, 2023	[3]
Interest rate			0.00%	[1]	0.00%		0.00%	[2]	0.00%	[3]	0.00%	[3]
Exchange Bank of Alabama [Member] | Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Maturity date			Oct. 10, 2026	[4]	Oct. 10, 2026	[5]	Oct. 10, 2026
Effective interest rate (as a percent)			3.95%	[4],[6]	3.95%	[5],[7]	3.95%
Exchange Bank of Alabama [Member] | Meadowood [Member]
Debt Instrument [Line Items]
Maturity date			Oct. 01, 2026		Oct. 01, 2026	[8]	Oct. 01, 2026
Effective interest rate (as a percent)			4.50%		4.50%	[7],[8]	4.50%
First Insurance Funding [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Subtotal			$ 485	[9]	$ 729	[10]	$ 605		$ 99	[9],[11],[12]	$ 99	[9],[11],[12]		94	[12]
Maturity date			Mar. 01, 2022		Mar. 01, 2022	[10]	Aug. 25, 2023		Mar. 01, 2022	[12]
Interest rate			3.63%		3.63%	[10]	3.19%		3.63%	[12]	3.63%	[12]
Fountain Head Commercial Capital PPP Loan [Member]
Debt Instrument [Line Items]
Subtotal													$ 200
Fountain Head Commercial Capital PPP Loan [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Subtotal	[13]													229
Maturity date	[13]								Apr. 16, 2022
Interest rate	[13]								1.00%		1.00%
Marlin Covington Finance [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Subtotal														4
Maturity date									Mar. 11, 2021
Interest rate									20.17%		20.17%
Marlin Capital Solutions [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Subtotal					$ 51		$ 47
Maturity date					Jun. 01, 2027		Jun. 01, 2027
Interest rate					5.00%		5.00%
Spring Valley L L C [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Subtotal							$ 416
Maturity date							Apr. 16, 2022
Interest rate							3.85%
Senior Debt HUD [Member]
Debt Instrument [Line Items]
Subtotal			$ 29,942		$ 29,703		$ 29,462		$ 30,178		30,178			31,104
Number of skilled nursing facilities | Facility			7		7		7		7
Percentage of debt insured			100.00%		100.00%		100.00%		100.00%
Senior Debt HUD [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 29,942	[14]	$ 29,703	[15]	$ 29,462		$ 30,178	[14],[15],[16]	30,178	[14],[15],[16]		31,104	[16]
Senior Debt HUD [Member] | Lument Capital [Member] | The Pavilion Care Center [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 830	[14]	$ 798	[15]	$ 766		$ 862	[14],[15],[16]	$ 862	[14],[15],[16]		986	[16]
Maturity date			Dec. 01, 2027		Dec. 01, 2027		Dec. 01, 2027		Dec. 01, 2027	[16]
Interest rate			4.16%		4.16%		4.16%		4.16%	[16],[17]	4.16%	[16],[17]
Senior Debt HUD [Member] | Lument Capital [Member] | Hearth and Care of Greenfield [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 1,826	[14]	$ 1,807	[15]	$ 1,787		$ 1,845	[14],[15],[16]	$ 1,845	[14],[15],[16]		1,920	[16]
Maturity date			Aug. 01, 2038	[14]	Aug. 01, 2038	[15]	Aug. 01, 2038		Aug. 01, 2038	[16]
Interest rate			4.20%	[14],[18]	4.20%	[15],[19]	4.20%		4.20%	[16],[17]	4.20%	[16],[17]
Senior Debt HUD [Member] | Midland State Bank [Member] | Woodland Manor [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 4,802	[14]	$ 4,768	[15]	$ 4,734		$ 4,836	[14],[15],[16]	$ 4,836	[14],[15],[16]		4,968	[16]
Maturity date			Oct. 01, 2044	[14]	Oct. 01, 2044	[15]			Oct. 01, 2044	[16]
Interest rate			3.75%	[14],[18]	3.75%	[15],[19]	3.75%		3.75%	[16],[17]	3.75%	[16],[17]
Senior Debt HUD [Member] | Midland State Bank [Member] | Glenvue Health and Rehabilitation [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 7,457	[14]	$ 7,404	[15]	$ 7,351		$ 7,509	[14],[15],[16]	$ 7,509	[14],[15],[16]		7,712	[16]
Maturity date			Oct. 01, 2044	[14]	Oct. 01, 2044	[15]	Oct. 01, 2044		Oct. 01, 2044	[16]
Interest rate			3.75%	[14],[18]	3.75%	[15],[19]	3.75%		3.75%	[16],[17]	3.75%	[16],[17]
Senior Debt HUD [Member] | Midland State Bank [Member] | Georgetown Health [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 3,283	[14]	$ 3,260	[15]	$ 3,237		$ 3,305	[14],[15],[16]	$ 3,305	[14],[15],[16]		3,394	[16]
Maturity date			Oct. 01, 2046	[14]	Oct. 01, 2046	[15]	Oct. 01, 2046		Oct. 01, 2046	[16]
Interest rate			2.98%	[14],[18]	2.98%	[15],[19]	2.98%		2.98%	[16],[17]	2.98%	[16],[17]
Senior Debt HUD [Member] | Key Bank [Member] | Glenvue Health and Rehabilitation [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Maturity date							Oct. 01, 2044
Senior Debt HUD [Member] | Key Bank [Member] | Autumn Breeze Facility [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 6,483	[14]	$ 6,437	[15]	$ 6,391		$ 6,528	[14],[15],[16]	$ 6,528	[14],[15],[16]		6,705	[16]
Maturity date			Jan. 01, 2045	[14]	Jan. 01, 2045	[15]	Jan. 01, 2045		Jan. 01, 2045	[16]
Interest rate			3.65%	[14],[18]	3.65%	[15],[19]	3.65%		3.65%	[16],[17]	3.65%	[16],[17]
Senior Debt HUD [Member] | Key Bank [Member] | Sumter Valley [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 5,261	[14]	$ 5,229	[15]	$ 5,196		$ 5,293	[14],[15],[16]	$ 5,293	[14],[15],[16]		5,419	[16]
Maturity date			Jan. 01, 2047	[14]	Jan. 01, 2047	[15]	Jan. 01, 2047		Jan. 01, 2047	[16]
Interest rate			3.70%	[14],[18]	3.70%	[15],[19]	3.70%		3.70%	[16],[17]	3.70%	[16],[17]
Senior Debt USDA [Member]
Debt Instrument [Line Items]
Subtotal			$ 7,743	[20]	$ 7,672	[21]	$ 7,592	[22]	$ 7,824	[20],[23]	$ 7,824	[20],[23]		13,139	[23]
Number of skilled nursing facilities | Facility			2		2		2		2
Senior Debt USDA [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 7,743	[24]	$ 7,672	[25]	$ 7,592		$ 7,824	[24],[25],[26],[27]	7,824	[24],[25],[26],[27]		13,139	[26],[27]
Senior Debt USDA [Member] | Metro City Bank [Member] | Coosa Valley Health Care [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal	[26],[28],[29]													5,149
Maturity date	[26],[28],[29]								Sep. 30, 2035
Interest rate	[17],[26],[28],[29]								5.50%		5.50%
Senior Debt USDA [Member] | Metro City Bank [Member] | Coosa Valley Health Care [Member] | Senior Debt Obligations [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread	[26],[28],[29]								1.50%
Senior Debt USDA [Member] | Community Bank [Member] | Mountain Trace Rehab [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 3,794	[24],[30]	$ 3,761	[25],[31]	$ 3,718		$ 3,835	[24],[25],[26],[32]	$ 3,835	[24],[25],[26],[32]		3,972	[26],[32]
Maturity date			Dec. 24, 2036	[24],[30]	Dec. 24, 2036	[25],[31]	Dec. 24, 2036		Dec. 24, 2036	[26],[32]
Interest rate			5.75%	[18],[24],[30]	5.75%	[19],[25],[31]	5.75%		5.75%	[17],[26],[32]	5.75%	[17],[26],[32]
Senior Debt USDA [Member] | Community Bank [Member] | Mountain Trace Rehab [Member] | Senior Debt Obligations [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread			1.75%	[24],[30]	1.75%	[25],[31]	1.75%		1.75%	[26],[32]
Senior Debt USDA [Member] | Cadence Bank NA [Member] | Southland Healthcare [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 3,949	[24],[33]	$ 3,911	[25],[34]	$ 3,874		$ 3,989	[24],[25],[26],[27],[33],[34]	$ 3,989	[24],[25],[26],[27],[33],[34]		4,018	[26],[27]
Maturity date			Jul. 27, 2036	[24],[33]	Jul. 27, 2036	[25],[34]	Jul. 27, 2036		Jul. 27, 2036	[26],[27]
Interest rate			6.00%	[18],[24],[33]	6.00%	[19],[25],[34]	6.00%		6.00%	[17],[26],[27]	6.00%	[17],[26],[27]
Senior Debt USDA [Member] | Cadence Bank NA [Member] | Southland Healthcare [Member] | Senior Debt Obligations [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread			1.50%	[24],[33]	1.50%	[25],[34]	1.50%		1.50%	[26],[27]
Senior Debt SBA [Member]
Debt Instrument [Line Items]
Subtotal			$ 595	[35]	$ 589	[36]	$ 582	[37]	$ 602	[35],[38]	$ 602	[35],[38]		628	[38]
Number of licensed beds | Bed					126				126
Number of skilled nursing facilities | Facility			1		1		1		1
Percentage of debt insured			75.00%		75.00%		75.00%		75.00%
Senior Debt SBA [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 595	[39]	$ 589	[40]	$ 582		$ 602	[39],[40],[41]	602	[39],[40],[41]		628	[41]
Senior Debt SBA [Member] | Cadence Bank NA [Member] | Southland Healthcare [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Subtotal			$ 595	[39]	$ 589	[40]	$ 582		$ 602	[39],[40],[41]	$ 602	[39],[40],[41]		628	[41]
Maturity date			Jul. 27, 2036	[39]	Jul. 27, 2036	[40]	Jul. 27, 2036		Jul. 27, 2036	[41]
Interest rate			5.50%	[18],[39]	5.50%	[40]	5.50%		5.50%	[17],[41]	5.50%	[17],[41]
Senior Debt SBA [Member] | Cadence Bank NA [Member] | Southland Healthcare [Member] | Senior Debt Obligations [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread			2.25%	[39]	2.25%	[40]	2.25%		2.25%	[41]
Senior Debt Bonds [Member]
Debt Instrument [Line Items]
Subtotal			$ 6,379		$ 6,253		$ 6,253		$ 6,379		$ 6,379			6,500
Senior Debt Bonds [Member] | Bonds [Member]
Debt Instrument [Line Items]
Subtotal	[42]								6,379		6,379			6,500
Senior Debt Other Mortgage Indebtedness [Member]
Debt Instrument [Line Items]
Subtotal			8,518	[4]	8,435	[5],[8]	8,352		8,601	[4],[5],[8],[43]	8,601	[4],[5],[8],[43]		3,631	[43]
Senior Debt Other Mortgage Indebtedness [Member] | Exchange Bank of Alabama [Member] | Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Subtotal			5,079	[4]	5,036	[5]	4,992		$ 5,123	[4],[5],[43],[44]	$ 5,123	[4],[5],[43],[44]			[43],[44]
Maturity date	[43],[44]								Oct. 10, 2026
Effective interest rate (as a percent)	[43],[44],[45]								3.95%		3.95%
Senior Debt Other Mortgage Indebtedness [Member] | Exchange Bank of Alabama [Member] | Meadowood [Member]
Debt Instrument [Line Items]
Subtotal			3,439	[4]	3,399	[8]	3,360		$ 3,478	[4],[8],[43]	$ 3,478	[4],[8],[43]		3,631	[43]
Maturity date	[43]								Oct. 01, 2026
Effective interest rate (as a percent)	[43],[45]								4.50%		4.50%
Other Debt [Member]
Debt Instrument [Line Items]
Subtotal			980		1,275		1,563		$ 594		$ 594			822
Bonds Series A [Member] | City of Springfield [Member] | Eaglewood Care Center [Member] | Bonds [Member]
Debt Instrument [Line Items]
Subtotal			$ 6,379		$ 6,253		$ 6,253		$ 6,379	[42]	$ 6,379	[42]		6,379	[42]
Maturity date			May 01, 2042		May 01, 2042		May 01, 2042		May 01, 2042	[42]
Interest rate			7.65%		7.65%	[46]	7.65%		7.65%	[42],[47]	7.65%	[42],[47]
Bond Series B [Member] | City of Springfield [Member] | Eaglewood Care Center [Member] | Bonds [Member]
Debt Instrument [Line Items]
Subtotal	[42],[48]													$ 121
Maturity date	[42],[48]								May 01, 2021
Interest rate	[42],[47],[48]								8.50%		8.50%

[1]	On August 17, 2021, Key Bank and the Company extended the maturity date from August 25, 2021 to August 25, 2023.
[2]	On August 17, 2021, Key Bank and the Company extended the maturity date from August 25, 2021 to August 25, 2023.
[3]	On August 17, 2021, Key Bank and the Company extended the maturity date from August 25, 2021 to August 25, 2023.
[4]	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.
[5]	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.
[6]	Represents cash interest rates as of March 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
[7]	Represents cash interest rates as of June 30, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
[8]	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.
[9]	Annual Insurance financing primarily for the Company’s directors and officers insurance.
[10]	Annual Insurance financing primarily for the Company’s directors and officers insurance.
[11]	Annual Insurance financing primarily for the Company’s directors and officers insurance and professional liability for the facilities where the company is the licensed operator.
[12]	Annual Insurance financing primarily for the Company’s directors’ and officers’ insurance.
[13]	On August 13, 2021, we received notification that the PPP Loan was forgiven by the SBA on July 9, 2021.
[14]	For the seven SNFs, the Company has term loans with financial institutions that are insured 100% by HUD. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.
[15]	For the seven SNFs, the Company has term loans with financial institutions that are insured 100% by HUD. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.
[16]	For the seven SNF’s, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
[17]	Represents interest rates as of December 31, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.09% to 0.53% per annum.
[18]	Represents cash interest rates as of March 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.09% to 0.53% per annum.
[19]	Represents cash interest rates as of June 30, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.09% to 0.53% per annum.
[20]	U.S. Department of Agriculture (USDA)
[21]	U.S. Department of Agriculture (USDA)
[22]	U.S. Department of Agriculture (USDA)
[23]	U.S. Department of Agriculture (“USDA”)
[24]	For the two SNFs, the Company has term loans with financial institutions that are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans had prepayment penalties of 1%, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.
[25]	For the two SNFs, the Company has term loans with financial institutions that are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans had prepayment penalties of 1%, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.
[26]	For the two SNF’s, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.
[27]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.
[28]	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, see “Senior debt – other mortgage indebtdness” below.
[29]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for the Coosa Facility, were deferred (a part of the “USDA Payment Program”). Monthly payments that commenced on October 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments were re-amortized over the remaining term of the loan. On September 30, 2021, the Company fully refinanced the MCB Coosa Loan with the Exchange Bank of Alabama, see “Senior debt - other mortgage indebtedness” below.
[30]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.
[31]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.
[32]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.
[33]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.
[34]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.
[35]	U.S. Small Business Administration (SBA)
[36]	U.S. Small Business Administration (SBA)
[37]	U.S. Small Business Administration (SBA)
[38]	U.S. Small Business Administration (“SBA”)
[39]	For the one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is 75% insured by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.
[40]	For the one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is 75% insured by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.
[41]	For one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is insured 75% by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.
[42]	In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield, Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield’s Series 2012 Bonds. The Series 2012 Bonds consisted of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds. The bonds are secured by the Company’s assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by Regional. There is an original issue discount of $0.3 million related to this loan.
[43]	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility; which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.
[44]	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility, and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.
[45]	Represents interest rates as of December 31, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
[46]	Represents cash interest rates as of June 30, 2022. The rates exclude amortization of deferred financing of approximately 0.01% per annum.
[47]	Represents interest rates as of December 31, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of approximately 0.10% per annum.
[48]	On May 3, 2021, in accordance with the terms of The City of Springfield, Ohio First Mortgage Revenue Series 2012 B Bonds, the Company fully repaid approximately $0.1 million in outstanding principal and interest.